Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography and industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
On-balance sheet:
Cash and balances at central banks	£ 256,351	£ 238,574	£ 191,127
Cash collateral and settlement balances	112,597	92,542
Loans and advances at amortised cost	398,779	361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Trading portfolio assets	133,813	147,035
Financial assets at fair value through the income statement	213,568	191,972
Derivative financial instruments	302,380	262,572
Financial assets at fair value through other comprehensive income	65,062	61,753
Other assets	1,656	1,213
Total assets	1,513,699	1,384,285	£ 1,349,500
Off-balance sheet:
Contingent liabilities	24,205	21,346
Total off-balance sheet	419,713	367,057
Credit risk
On-balance sheet:
Cash and balances at central banks	256,351	238,574
Cash collateral and settlement balances	112,597	92,542
Loans and advances at amortised cost	398,779	361,451
Reverse repurchase agreements and other similar secured lending	776	3,227
Trading portfolio assets	68,673	63,389
Financial assets at fair value through the income statement	207,477	186,097
Derivative financial instruments	302,380	262,572
Financial assets at fair value through other comprehensive income	65,054	60,851
Other assets	1,656	1,212
Total assets	1,413,743	1,269,915
Off-balance sheet:
Contingent liabilities	24,205	21,346
Loan commitments	395,508	345,711
Total off-balance sheet	419,713	367,057
Total	1,833,456	1,636,972
Credit risk | Banks
On-balance sheet:
Cash and balances at central banks	731	52
Cash collateral and settlement balances	15,083	14,811
Loans and advances at amortised cost	9,726	8,519
Reverse repurchase agreements and other similar secured lending	634	645
Trading portfolio assets	4,663	2,586
Financial assets at fair value through the income statement	30,838	26,074
Derivative financial instruments	127,391	120,666
Financial assets at fair value through other comprehensive income	14,205	14,441
Other assets	494	618
Total assets	203,765	188,412
Off-balance sheet:
Contingent liabilities	1,108	1,006
Loan commitments	1,840	1,395
Total off-balance sheet	2,948	2,401
Total	206,713	190,813
Credit risk | Other financial insti- tutions
On-balance sheet:
Cash and balances at central banks	63	74
Cash collateral and settlement balances	78,740	61,581
Loans and advances at amortised cost	49,181	32,332
Reverse repurchase agreements and other similar secured lending	92	2,049
Trading portfolio assets	9,314	8,817
Financial assets at fair value through the income statement	149,328	131,264
Derivative financial instruments	153,013	117,400
Financial assets at fair value through other comprehensive income	3,918	4,274
Other assets	975	450
Total assets	444,624	358,241
Off-balance sheet:
Contingent liabilities	6,193	5,356
Loan commitments	65,671	55,071
Total off-balance sheet	71,864	60,427
Total	516,488	418,668
Credit risk | Manu- facturing
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	229	320
Loans and advances at amortised cost	8,025	6,701
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	5,007	4,881
Financial assets at fair value through the income statement	712	771
Derivative financial instruments	4,095	4,169
Financial assets at fair value through other comprehensive income	0	0
Other assets	9	1
Total assets	18,077	16,843
Off-balance sheet:
Contingent liabilities	3,695	3,080
Loan commitments	44,951	42,587
Total off-balance sheet	48,646	45,667
Total	66,723	62,510
Credit risk | Const- ruction and property
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	67	79
Loans and advances at amortised cost	26,029	25,722
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	1,405	1,097
Financial assets at fair value through the income statement	3,524	7,999
Derivative financial instruments	597	1,898
Financial assets at fair value through other comprehensive income	758	662
Other assets	3	3
Total assets	32,383	37,460
Off-balance sheet:
Contingent liabilities	1,430	1,341
Loan commitments	12,599	16,673
Total off-balance sheet	14,029	18,014
Total	46,412	55,474
Credit risk | Govern- ment and central bank
On-balance sheet:
Cash and balances at central banks	255,557	238,448
Cash collateral and settlement balances	17,265	14,526
Loans and advances at amortised cost	33,989	30,827
Reverse repurchase agreements and other similar secured lending	50	533
Trading portfolio assets	36,355	32,574
Financial assets at fair value through the income statement	16,609	13,945
Derivative financial instruments	3,027	7,233
Financial assets at fair value through other comprehensive income	45,682	40,872
Other assets	1	8
Total assets	408,535	378,966
Off-balance sheet:
Contingent liabilities	1,818	1,682
Loan commitments	1,501	1,362
Total off-balance sheet	3,319	3,044
Total	411,854	382,010
Credit risk | Energy and water
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	269	390
Loans and advances at amortised cost	5,626	4,345
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,330	4,043
Financial assets at fair value through the income statement	197	87
Derivative financial instruments	4,778	3,544
Financial assets at fair value through other comprehensive income	0	0
Other assets	1	0
Total assets	13,201	12,409
Off-balance sheet:
Contingent liabilities	3,891	3,284
Loan commitments	29,607	26,461
Total off-balance sheet	33,498	29,745
Total	46,699	42,154
Credit risk | Whole- sale and retail distri- bution and leisure
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	136	60
Loans and advances at amortised cost	11,362	11,455
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	789	1,734
Financial assets at fair value through the income statement	479	181
Derivative financial instruments	1,541	1,172
Financial assets at fair value through other comprehensive income	0	0
Other assets	1	2
Total assets	14,308	14,604
Off-balance sheet:
Contingent liabilities	1,165	1,209
Loan commitments	16,759	16,299
Total off-balance sheet	17,924	17,508
Total	32,232	32,112
Credit risk | Business and other services
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	167	366
Loans and advances at amortised cost	19,020	19,113
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,782	4,716
Financial assets at fair value through the income statement	4,053	3,753
Derivative financial instruments	3,175	2,696
Financial assets at fair value through other comprehensive income	112	455
Other assets	118	104
Total assets	29,427	31,203
Off-balance sheet:
Contingent liabilities	2,627	2,518
Loan commitments	25,137	25,682
Total off-balance sheet	27,764	28,200
Total	57,191	59,403
Credit risk | Home loans
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	173,815	169,205
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,255	1,595
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	17	0
Total assets	175,087	170,800
Off-balance sheet:
Contingent liabilities	0	0
Loan commitments	12,223	11,656
Total off-balance sheet	12,223	11,656
Total	187,310	182,456
Credit risk | Cards, unsecured loans and other personal lending
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	55	68
Loans and advances at amortised cost	50,913	42,198
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	28	21
Total assets	50,996	42,287
Off-balance sheet:
Contingent liabilities	143	73
Loan commitments	158,599	121,680
Total off-balance sheet	158,742	121,753
Total	209,738	164,040
Credit risk | Other
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	586	341
Loans and advances at amortised cost	11,093	11,034
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	6,028	2,941
Financial assets at fair value through the income statement	482	428
Derivative financial instruments	4,763	3,794
Financial assets at fair value through other comprehensive income	379	147
Other assets	9	5
Total assets	23,340	18,690
Off-balance sheet:
Contingent liabilities	2,135	1,797
Loan commitments	26,621	26,845
Total off-balance sheet	28,756	28,642
Total	52,096	47,332
Credit risk | United Kingdom
On-balance sheet:
Cash and balances at central banks	129,000	114,959
Cash collateral and settlement balances	42,442	34,249
Loans and advances at amortised cost	270,554	270,261
Reverse repurchase agreements and other similar secured lending	0	9
Trading portfolio assets	9,333	12,926
Financial assets at fair value through the income statement	30,024	28,737
Derivative financial instruments	99,053	78,710
Financial assets at fair value through other comprehensive income	7,692	7,661
Other assets	1,473	949
Total assets	589,571	548,461
Off-balance sheet:
Contingent liabilities	6,485	5,527
Loan commitments	103,575	105,844
Total off-balance sheet	110,060	111,371
Total	699,631	659,832
Credit risk | Americas
On-balance sheet:
Cash and balances at central banks	49,830	38,735
Cash collateral and settlement balances	36,572	28,469
Loans and advances at amortised cost	74,851	51,599
Reverse repurchase agreements and other similar secured lending	127	123
Trading portfolio assets	35,490	29,539
Financial assets at fair value through the income statement	106,741	95,478
Derivative financial instruments	101,407	92,010
Financial assets at fair value through other comprehensive income	25,666	27,391
Other assets	115	223
Total assets	430,799	363,567
Off-balance sheet:
Contingent liabilities	11,297	10,328
Loan commitments	240,356	192,303
Total off-balance sheet	251,653	202,631
Total	682,452	566,198
Credit risk | Europe
On-balance sheet:
Cash and balances at central banks	73,677	76,846
Cash collateral and settlement balances	22,058	21,822
Loans and advances at amortised cost	32,484	24,352
Reverse repurchase agreements and other similar secured lending	380	401
Trading portfolio assets	16,970	15,092
Financial assets at fair value through the income statement	41,355	30,083
Derivative financial instruments	77,146	75,247
Financial assets at fair value through other comprehensive income	18,842	19,235
Other assets	61	39
Total assets	282,973	263,117
Off-balance sheet:
Contingent liabilities	4,811	3,957
Loan commitments	44,479	40,523
Total off-balance sheet	49,290	44,480
Total	332,263	307,597
Credit risk | Asia
On-balance sheet:
Cash and balances at central banks	3,553	7,789
Cash collateral and settlement balances	10,467	7,260
Loans and advances at amortised cost	15,504	11,039
Reverse repurchase agreements and other similar secured lending	262	2,508
Trading portfolio assets	5,299	4,943
Financial assets at fair value through the income statement	20,538	21,800
Derivative financial instruments	22,299	14,709
Financial assets at fair value through other comprehensive income	12,562	6,164
Other assets	4	1
Total assets	90,488	76,213
Off-balance sheet:
Contingent liabilities	1,210	1,131
Loan commitments	4,334	5,104
Total off-balance sheet	5,544	6,235
Total	96,032	82,448
Credit risk | Africa and Middle East
On-balance sheet:
Cash and balances at central banks	291	245
Cash collateral and settlement balances	1,058	742
Loans and advances at amortised cost	5,386	4,200
Reverse repurchase agreements and other similar secured lending	7	186
Trading portfolio assets	1,581	889
Financial assets at fair value through the income statement	8,819	9,999
Derivative financial instruments	2,475	1,896
Financial assets at fair value through other comprehensive income	292	400
Other assets	3	0
Total assets	19,912	18,557
Off-balance sheet:
Contingent liabilities	402	403
Loan commitments	2,764	1,937
Total off-balance sheet	3,166	2,340
Total	£ 23,078	£ 20,897